Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Rental properties:
Land and land improvements	$ 860,661	$ 802,325
Buildings and improvements	3,452,403	3,162,236
Total Rental Properties	4,313,064	3,964,561
Less: accumulated depreciation	(920,026)	(775,553)
Net Real Estate	3,393,038	3,189,008
Real estate under development	44,280	217,531
Co-investments	383,412	107,840
Total Real Estate	3,820,730	3,514,379
Cash and cash equivalents-unrestricted	12,889	13,753
Cash and cash equivalents-restricted	22,574	21,941
Marketable securities	74,275	92,310
Notes and other receivables	66,369	49,444
Prepaid expenses and other assets	22,682	25,188
Deferred charges, net	17,445	15,872
Total assets	4,036,964	3,732,887
LIABILITIES AND STOCKHOLDERS' EQUITY AND NONCONTROLLING INTEREST
Mortgage notes payable	1,745,858	1,832,745
Unsecured debt	465,000	0
Lines of credit	150,000	426,000
Accounts payable and accrued liabilities	48,324	44,750
Construction payable	6,505	9,023
Dividends payable	39,611	36,405
Derivative liabilities	3,061	5,633
Other liabilities	20,528	18,968
Total liabilities	2,478,887	2,373,524
Cumulative convertible preferred stock; $0001 par value:
4.875% Series G - 5,890,000 issued, and 178,249 outstanding	4,349	4,349
Stockholders' equity and noncontrolling interest:
Common stock; $0001 par value, 656,020,000 shares authorized;33,888,082 and 31,324,808 shares issued and outstanding	3	3
Cumulative redeemable preferred stock at liquidation value	73,750	25,000
Excess stock, $0001 par value, 330,000,000 shares authorized and no shares issued or outstanding	0	0
Additional paid-in capital	1,844,611	1,515,468
Distributions in excess of accumulated earnings	(408,066)	(313,308)
Accumulated other comprehensive (loss) income	(72,771)	(77,217)
Total stockholders' equity	1,437,527	1,149,946
Noncontrolling interest	116,201	205,068
Total equity	1,553,728	1,355,014
Total liabilities and equity	$ 4,036,964	$ 3,732,887